Note 7 - Intangible Assets (Details) - Future Amortization Expense of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Amortization Expense of Intangible Assets [Abstract]
2015	$ 2,468
2016	2,391
2017	2,391
2018	2,305
2019	2,281
Thereafter	18,409
$ 30,245